Schedule of Investments (unaudited)	iShares® Russell Top 200 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.2%
Boeing Co. (The)(a)	47,412	$11,358,019
General Dynamics Corp.	22,308	4,199,704
L3Harris Technologies Inc.	18,130	3,918,799
Lockheed Martin Corp.	2,754	1,041,976
Northrop Grumman Corp.	12,220	4,441,114
Raytheon Technologies Corp.	134,157	11,444,934
		36,404,546
Air Freight & Logistics — 0.3%
FedEx Corp.	12,222	3,646,189

Automobiles — 1.1%
Ford Motor Co.(a)	346,760	5,152,854
General Motors Co.(a)	121,703	7,201,166
		12,354,020
Banks — 10.3%
Bank of America Corp.	667,686	27,528,694
Citigroup Inc.	182,988	12,946,401
JPMorgan Chase & Co.	266,297	41,419,835
PNC Financial Services Group Inc. (The)	37,561	7,165,136
Truist Financial Corp.	118,925	6,600,338
U.S. Bancorp.	118,840	6,770,315
Wells Fargo & Co.	366,255	16,587,689
		119,018,408
Beverages — 1.2%
Coca-Cola Co. (The)	101,163	5,473,930
Constellation Brands Inc., Class A	14,258	3,334,804
Keurig Dr Pepper Inc.	61,619	2,171,453
Monster Beverage Corp.(a)	2,358	215,403
PepsiCo Inc.	20,728	3,071,268
		14,266,858
Biotechnology — 1.9%
Amgen Inc.	8,977	2,188,144
Biogen Inc.(a)	13,287	4,600,889
Gilead Sciences Inc.	111,146	7,653,514
Regeneron Pharmaceuticals Inc.(a)	7,915	4,420,844
Vertex Pharmaceuticals Inc.(a)	13,715	2,765,355
		21,628,746
Building Products — 0.4%
Johnson Controls International PLC	63,484	4,356,907

Capital Markets — 5.4%
Bank of New York Mellon Corp. (The)	70,738	3,623,908
BlackRock Inc.(b)	12,655	11,072,745
Charles Schwab Corp. (The)	138,876	10,111,562
CME Group Inc.	31,737	6,749,825
Goldman Sachs Group Inc. (The)	27,610	10,478,823
Intercontinental Exchange Inc.	49,255	5,846,569
Moody’s Corp.	744	269,603
Morgan Stanley	122,919	11,270,443
S&P Global Inc.	6,203	2,546,021
		61,969,499
Chemicals — 1.2%
Air Products & Chemicals Inc.	19,587	5,634,788
Dow Inc.	61,562	3,895,643
DuPont de Nemours Inc.	46,994	3,637,806
Ecolab Inc.	2,713	558,797
		13,727,034

Security	Shares	Value

Commercial Services & Supplies — 0.4%
Waste Management Inc.	31,485	$4,411,363

Communications Equipment — 1.7%
Cisco Systems Inc.	374,165	19,830,745

Consumer Finance — 0.8%
American Express Co.	20,935	3,459,090
Capital One Financial Corp.	39,692	6,139,956
		9,599,046
Diversified Financial Services — 4.0%
Berkshire Hathaway Inc., Class B(a)	166,052	46,149,172

Diversified Telecommunication Services — 3.4%
AT&T Inc.	632,446	18,201,796
Verizon Communications Inc.	366,901	20,557,463
		38,759,259
Electric Utilities — 2.8%
American Electric Power Co. Inc.	44,420	3,757,488
Duke Energy Corp.	68,127	6,725,498
Exelon Corp.	86,627	3,838,442
NextEra Energy Inc.	173,622	12,723,020
Southern Co. (The)	93,712	5,670,513
		32,714,961
Electrical Equipment — 0.9%
Eaton Corp. PLC	35,283	5,228,235
Emerson Electric Co.	52,874	5,088,594
		10,316,829
Energy Equipment & Services — 0.3%
Schlumberger Ltd.	124,105	3,972,601

Entertainment — 3.2%
Activision Blizzard Inc.	68,386	6,526,760
Electronic Arts Inc.	25,276	3,635,447
Walt Disney Co. (The)(a)	152,561	26,815,647
		36,977,854
Equity Real Estate Investment Trusts (REITs) — 1.2%
Digital Realty Trust Inc.	24,899	3,746,303
Equinix Inc.	2,286	1,834,744
Prologis Inc.	65,254	7,799,811
Public Storage	3,138	943,565
		14,324,423
Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	2,536	1,003,419
Walgreens Boots Alliance Inc.	63,276	3,328,951
Walmart Inc.	127,010	17,910,950
		22,243,320
Food Products — 1.2%
General Mills Inc.	53,830	3,279,862
Kraft Heinz Co. (The)	58,544	2,387,424
Mondelez International Inc., Class A	123,451	7,708,281
		13,375,567
Health Care Equipment & Supplies — 5.0%
Abbott Laboratories	76,893	8,914,206
Baxter International Inc.	44,626	3,592,393
Becton Dickinson and Co.	25,596	6,224,691
Boston Scientific Corp.(a)	125,687	5,374,376
Danaher Corp.	53,218	14,281,582
Medtronic PLC	118,872	14,755,581

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Stryker Corp.	17,716	$4,601,377
		57,744,206
Health Care Providers & Services — 5.6%
Anthem Inc.	21,683	8,278,569
Centene Corp.(a)	51,338	3,744,080
Cigna Corp.	30,197	7,158,803
CVS Health Corp.	116,533	9,723,513
Humana Inc.	11,430	5,060,290
UnitedHealth Group Inc.	77,547	31,052,921
		65,018,176
Hotels, Restaurants & Leisure — 1.1%
McDonald’s Corp.	54,353	12,554,999

Household Products — 2.9%
Colgate-Palmolive Co.	34,624	2,816,662
Kimberly-Clark Corp.	14,779	1,977,135
Procter & Gamble Co. (The)	215,574	29,087,400
		33,881,197
Industrial Conglomerates — 2.9%
3M Co.	43,733	8,686,686
General Electric Co.	773,475	10,410,973
Honeywell International Inc.	48,234	10,580,128
Roper Technologies Inc.	9,299	4,372,390
		34,050,177
Insurance — 2.9%
Allstate Corp. (The)	26,334	3,435,007
American International Group Inc.	75,729	3,604,700
Aon PLC, Class A	8,113	1,937,060
Chubb Ltd.	39,641	6,300,541
Marsh & McLennan Companies Inc.	39,702	5,585,277
MetLife Inc.	65,743	3,934,719
Progressive Corp. (The)	51,778	5,085,117
Travelers Companies Inc. (The)	22,159	3,317,424
		33,199,845
Interactive Media & Services — 1.5%
Alphabet Inc., Class A(a)	3,702	9,039,506
Alphabet Inc., Class C, NVS(a)	3,490	8,747,057
		17,786,563
IT Services — 3.5%
Accenture PLC, Class A	11,000	3,242,690
Automatic Data Processing Inc.	3,002	596,257
Cognizant Technology Solutions Corp., Class A	46,460	3,217,820
Fidelity National Information Services Inc.	54,847	7,770,174
Fiserv Inc.(a)	49,400	5,280,366
Global Payments Inc.	25,990	4,874,164
International Business Machines Corp.	79,120	11,598,201
Snowflake Inc., Class A(a)	621	150,158
Twilio Inc., Class A(a)	10,330	4,071,673
		40,801,503
Life Sciences Tools & Services — 1.4%
Thermo Fisher Scientific Inc.	31,655	15,968,998

Machinery — 0.2%
Caterpillar Inc.	6,673	1,452,245
Illinois Tool Works Inc.	2,859	639,158
		2,091,403
Media — 2.0%
Charter Communications Inc., Class A(a)	615	443,692

Security	Shares	Value

Media (continued)
Comcast Corp., Class A	403,800	$23,024,676
		23,468,368
Metals & Mining — 0.7%
Freeport-McMoRan Inc.	91,247	3,386,176
Newmont Corp.	71,088	4,505,558
Southern Copper Corp.	653	42,001
		7,933,735
Multi-Utilities — 0.8%
Dominion Energy Inc.	71,381	5,251,500
Sempra Energy	27,997	3,709,043
		8,960,543
Multiline Retail — 0.7%
Dollar General Corp.	12,074	2,612,693
Target Corp.	24,315	5,877,908
		8,490,601
Oil, Gas & Consumable Fuels — 4.8%
Chevron Corp.	171,289	17,940,810
ConocoPhillips	119,516	7,278,524
EOG Resources Inc.	45,591	3,804,113
Exxon Mobil Corp.	374,957	23,652,288
Kinder Morgan Inc.	171,639	3,128,979
		55,804,714
Pharmaceuticals — 8.0%
Bristol-Myers Squibb Co.	197,781	13,215,726
Eli Lilly & Co.	15,709	3,605,530
Johnson & Johnson	233,286	38,431,536
Merck & Co. Inc.	224,307	17,444,355
Pfizer Inc.	494,279	19,355,966
Zoetis Inc.	2,179	406,078
		92,459,191
Road & Rail — 1.6%
CSX Corp.	200,538	6,433,259
Norfolk Southern Corp.	22,119	5,870,604
Uber Technologies Inc.(a)	20,502	1,027,560
Union Pacific Corp.	21,679	4,767,863
		18,099,286
Semiconductors & Semiconductor Equipment — 3.6%
Analog Devices Inc.	27,857	4,795,861
Intel Corp.	357,877	20,091,215
Micron Technology Inc.(a)	85,508	7,266,470
NXP Semiconductors NV	16,849	3,466,176
Texas Instruments Inc.	31,098	5,980,145
		41,599,867
Software — 1.5%
Oracle Corp.	10,446	813,117
salesforce.com Inc.(a)	66,110	16,148,690
VMware Inc., Class A(a)	4,457	712,986
		17,674,793
Technology Hardware, Storage & Peripherals — 0.1%
Dell Technologies Inc., Class C(a)	12,408	1,236,705

Tobacco — 1.5%
Altria Group Inc.	72,548	3,459,089
Philip Morris International Inc.	137,867	13,663,998
		17,123,087

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Wireless Telecommunication Services — 0.7%
T-Mobile U.S. Inc.(a)	52,154	$7,553,464

Total Common Stocks — 99.8%
(Cost: $944,392,640)		1,153,548,768

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	1,590,000	1,590,000

Total Short-Term Investments — 0.1%
(Cost: $1,590,000)		1,590,000

Total Investments in Securities — 99.9%
(Cost: $945,982,640)		1,155,138,768

Other Assets, Less Liabilities — 0.1%		675,404

Net Assets — 100.0%		$1,155,814,172

(a)	Non-income producing security.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$144,852	$—	$(144,852	)(b)	$—	$—	$—	—	$111	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,620,000	—	(30,000	)(b)	—	—	1,590,000	1,590,000	40		—
BlackRock Inc.	10,425,759	1,664,206	(2,671,649)		683,000	971,429	11,072,745	12,655	55,045		—
					$683,000	$971,429	$12,662,745		$55,196		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	9	09/17/21	$1,930	$7,510

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 Value ETF
June 30, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,153,548,768	$—	$—	$1,153,548,768
Money Market Funds	1,590,000	—	—	1,590,000
	$1,155,138,768	$—	$—	$1,155,138,768
Derivative financial instruments(a)
Assets
Futures Contracts	$7,510	$—	$—	$7,510

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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